INCOME TAX (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Summary of net deferred tax assets (liability)
The Company’s net deferred tax assets (liability) at December 31, 2021 is as follows:

December 31, 2021

Deferred tax assets (liability)
Net operating loss carryforward	$40,116
Startup/Organization Expenses	361,022

Total deferred tax assets (liability)	401,138
Valuation Allowance	(401,138)

Deferred tax assets (liability), net of allowance	$—

Summary of income tax provision
The income tax provision for the period from January 5, 2021 (inception) through December 31, 2021 consists of the following:

December 31, 2021

Federal
Current	$—
Deferred	(401,138)
State and Local
Current	—
Deferred	—
Change in valuation allowance	401,138

Income tax provision	$—

Summary of company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of over-allotment liability	(0.5)%
Valuation allowance	(20.5)%

Income tax provision	0.0%

Branded Online Inc dba Nogin [Member]
Summary of net deferred tax assets (liability)
The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2021 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	$4,950	$2,654
Reserve for doubtful accounts	62	120
Accrued Expenses	343	277
Deferred state tax	169	—
163(j) interest limitation	166	—
Amortization	58	189

	$5,748	$3,240

Deferred Tax Liabilities
Depreciation	$(73)	$—
Other deferred tax liabilities	(26)	—
Unrealized gain (loss) on joint venture	(2,541)	—

	(2,640)	—

Valuation allowance	(4,282)	(3,240)

Net deferred tax liability	$(1,174)	$—

Summary of income tax provision
Income tax expense for the years ended December 31, 2021, 2020 and 2019 consists of the following (in thousands):

	For the Years Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	1	190	25

Total	1	190	25

Deferred:
Federal	371	—	—
State	803	—	—

Total	$1,174	—	—

Income tax expense	$1,175	$190	$25

Summary of company's effective tax rate
The provision for income taxes differs from that computed by applying the federal statutory tax rate as follows:

	For the Years Ended December 31,
	2021	2020	2019
U.S. federal statutory tax rate	21%	21%	21%
State income taxes, net of federal benefit	57%	(20)%	78%
PPP Loan	(43)%	—%	—
Return to provision	11%	11%	268%
Other Adjustments	2%	—	—
Change in Valuation allowance	58%	(32)%	(268)%

Effective tax rate	106%	(20)%	99%